FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on recurring basis

	June 30, 2012			December 31, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities:
Interest rate swaps	$—	$—	$—	$—	$30,094	$—

	2011			2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Free-standing put rights	$—	$—	$—	$—	$—	$800
Liabilities:
Interest rate swaps	—	$30,094	—	—	—	—

Schedule of assumptions used in the Black-Scholes option valuation model

December 31, 2010
Expected term (in years)	0.5 - 3.0
Expected volatility	25.6 - 44.6%
Risk free rate	0.23 - 1.05%
Expected dividend rate	0%

Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Beginning balance	$800	$5,100	$14,200
Losses included in earnings	(800)	(4,300)	(9,100)

Ending balance	$—	$800	$5,100

Schedule of carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis

	June 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$308,823	$308,823	$370,549	$370,549
Settlement assets	118,300	118,300	46,840	46,840
Liabilities:
Settlement obligations	275,078	275,078	208,669	208,669
Note payable	1,241,855	1,245,090	1,754,709	1,769,035

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$370,549	$370,549	$236,512	$236,512
Settlement assets	46,840	46,840	29,044	29,044
Liabilities:
Settlement obligations	208,669	208,669	229,131	229,131
Note payable	1,754,709	1,769,035	1,756,278	1,799,938